Financial instruments - Fair values and risk management - Remaining contractual maturities of financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 2,076,144	$ 2,008,562
Derivative financial liabilities, undiscounted cash flows	9	6,505
Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,819,230	1,667,567
Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	154,292	223,550
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	29,745	41,125
Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	72,878	76,319
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	9	6,505
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	448,144	371,629
Derivative financial liabilities, undiscounted cash flows	(1,359)	2,397
Less than 1 year | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	278,311	145,175
Less than 1 year | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	73,330	126,672
Less than 1 year | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	23,624	23,464
Less than 1 year | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	72,878	76,319
Less than 1 year | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	(1,359)	2,397
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,436,426	1,527,684
Derivative financial liabilities, undiscounted cash flows	1,152	4,108
Between 1 and 5 years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,349,384	1,413,221
Between 1 and 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	80,962	96,878
Between 1 and 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,080	17,585
Between 1 and 5 years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,152	4,108
More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	191,575	109,249
Derivative financial liabilities, undiscounted cash flows	216	0
More than five years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	191,534	109,172
More than five years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	41	77
More than five years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	216	0
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,769,158	1,788,499
Derivative financial liabilities	404	2,987
Other financial liabilities | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,530,739	1,469,068
Other financial liabilities | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	136,862	204,061
Other financial liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,679	39,051
Other financial liabilities | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	72,878	76,319
Other financial liabilities | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 404	$ 2,987